RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS

19. RELATED PARTY TRANSACTIONS

On August 1, 2019, the Company entered in a business services agreement (the “Agreement”) with Business Instincts Group (“BIG”), a company that Cameron Chell, CEO and director has a material interest in that he previously controlled, to provide: corporate development and governance, strategic facilitation and management, general business services, office space, corporate business development video content, website redesign and management, and online visibility management at fees set out in the Agreement. For the year ended December 31, 2024, the Company incurred fees of $273,475 (December 31, 2023 - $429,766) which are included in professional fees. As at December 31, 2024, the Company was indebted to this company in the amount of $nil (December 31, 2023 - $3,780).

On October 1, 2019, the Company entered into an independent consultant agreement (“Consultant Agreement”) with 1502372 Alberta Ltd, a company controlled by Cameron Chell, CEO and director, to provide executive consulting services to the Company and all fees are set in the Consultant Agreement. For the year ended December 31, 2024, the Company incurred fees of $487,688 (December 31, 2023 - $592,500) included in professional fees. As at December 31, 2024, the Company was indebted to this company in the amount of $nil (December 31, 2023 - $35,417).

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2024

Expressed in Canadian Dollars

19. RELATED PARTY TRANSACTIONS (CONT’D)

On July 3, 2020, the Company entered into an executive consultant agreement (“Executive Agreement”) with Scott Larson, a director of the Company, to provide executive consulting services, as President, to the Company. On May 9, 2022, Scott Larson ceased to be President of the Company and entered into an agreement to provide executive consulting services to the Company and all fees are set in the consulting agreement. For the year ended December 31, 2024, the Company incurred fees of $116,266 (December 31, 2023 - $215,019) included in professional fees. As at December 31, 2024, the Company was indebted to this company in the amount of $23,931 (December 31, 2023 - $9,287).

Trade receivables/payables and accrued receivables/payables:

As at December 31, 2024, the Company had $208,963 (December 31, 2023 - $190,664) payable to related parties that was included in accounts payable. The balances outstanding are unsecured, non-interest bearing and due on demand.

Key management compensation

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. Compensation awarded to key management for the year ended December 31, 2024 and 2023 included:

	For the years ended December 31,
	2024	2023	2022
Director fees	$504,619	$600,933	$522,349
Salaries	998,951	979,154	843,917
Share-based payments	768,228	1,109,232	2,106,906
	$2,271,798	$2,689,319	$3,473,172

Other related party transactions

	For the years ended December 31,
	2024	2023	2022
Management fees paid to a company controlled by CEO and director	$487,688	$592,500	$566,487
Management fees paid to a company that the CEO holds an economic interest in	273,475	429,766	442,485
Management fees paid to a company controlled by a director	116,266	215,019	383,288
	$877,429	$1,237,285	$1,392,260